Regulatory Matters - Schedule of Composition of Regulatory Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Regulatory Liabilities [Line Items]
Total (non-current) regulatory liabilities	$ 1,416	$ 1,416
Current regulatory liabilities	24	0
Total regulatory liabilities	1,440	1,416
Income taxes recovered through rates
Regulatory Liabilities [Line Items]
Total (non-current) regulatory liabilities	959	1,016
Removal costs recovered through rates
Regulatory Liabilities [Line Items]
Total (non-current) regulatory liabilities	248	245
PFAS Multi-district litigation settlements
Regulatory Liabilities [Line Items]
Total (non-current) regulatory liabilities	91	0
Postretirement benefit liability
Regulatory Liabilities [Line Items]
Total (non-current) regulatory liabilities	43	71
Other
Regulatory Liabilities [Line Items]
Total (non-current) regulatory liabilities	$ 75	$ 84